Statements of Partners' Equity (Deficit) (USD $)	General Partner [Member]	Limited Partners [Member]	Total
Partners' equity (deficit) at Mar. 31, 2009	$ (4,889)	$ 9,023,213	$ 9,018,324
Net loss	(1,303)	(1,301,425)	(1,302,728)
Partners' equity (deficit) at Mar. 31, 2010	(6,192)	7,721,788	7,715,596
Net loss	(1,204)	(1,202,700)	(1,203,904)
Partners' equity (deficit) at Mar. 31, 2011	(7,396)	6,519,088	6,511,692
Net loss	(2,152)	(2,149,445)	(2,151,597)
Partners' equity (deficit) at Mar. 31, 2012	$ (9,548)	$ 4,369,643	$ 4,360,095